UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:AGDAX

October 31, 2024

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AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.90%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield- curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, country allocation and some sector allocation decisions detracted.

Class A:AGDAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$9,572	$10,000	$10,000
10/15	$9,336	$9,693	$10,026
10/16	$10,267	$10,234	$11,122
10/17	$11,222	$10,355	$12,141
10/18	$10,940	$10,143	$12,026
10/19	$11,741	$11,110	$13,052
10/20	$11,425	$11,736	$13,282
10/21	$12,944	$11,590	$14,487
10/22	$11,154	$9,181	$12,381
10/23	$12,070	$9,339	$13,503
10/24	$14,081	$10,230	$16,070

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class A (without sales charges)	16.67%	3.70%	3.94%
Class A (with sales charges)	11.65%	2.81%	3.48%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Class A:AGDAX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Country Breakdown

Value	Value
United States	66.5%
United Kingdom	3.2%
Canada	3.0%
France	1.9%
Brazil	1.8%
Germany	1.4%
Italy	1.4%
Spain	1.2%
Mexico	1.2%
Colombia	1.1%
Luxembourg	1.0%
India	1.0%
Chile	0.7%
Other	11.9%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A:AGDAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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HI-A-0153-1024

Class A:AGDAX

4

Advisor Class:AGDYX

October 31, 2024

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AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$71	0.65%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield- curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, country allocation and some sector allocation decisions detracted.

Advisor Class:AGDYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,770	$9,693	$10,026
10/16	$10,773	$10,234	$11,122
10/17	$11,803	$10,355	$12,141
10/18	$11,536	$10,143	$12,026
10/19	$12,410	$11,110	$13,052
10/20	$12,105	$11,736	$13,282
10/21	$13,767	$11,590	$14,487
10/22	$11,881	$9,181	$12,381
10/23	$12,886	$9,339	$13,503
10/24	$15,068	$10,230	$16,070

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Advisor Class	16.94%	3.96%	4.18%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Advisor Class:AGDYX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Country Breakdown

Value	Value
United States	66.5%
United Kingdom	3.2%
Canada	3.0%
France	1.9%
Brazil	1.8%
Germany	1.4%
Italy	1.4%
Spain	1.2%
Mexico	1.2%
Colombia	1.1%
Luxembourg	1.0%
India	1.0%
Chile	0.7%
Other	11.9%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class:AGDYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for Fund Information

HI-ADV-0153-1024

Advisor Class:AGDYX

4

Class C:AGDCX

October 31, 2024

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AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.64%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield- curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, country allocation and some sector allocation decisions detracted.

Class C:AGDCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,683	$9,693	$10,026
10/16	$10,552	$10,234	$11,122
10/17	$11,436	$10,355	$12,141
10/18	$11,069	$10,143	$12,026
10/19	$11,780	$11,110	$13,052
10/20	$11,373	$11,736	$13,282
10/21	$12,777	$11,590	$14,487
10/22	$10,900	$9,181	$12,381
10/23	$11,695	$9,339	$13,503
10/24	$13,558	$10,230	$16,070

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class C (without sales charges)	15.93%	2.85%	3.09%
Class C (with sales charges)	14.93%	2.85%	3.09%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Class C:AGDCX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Country Breakdown

Value	Value
United States	66.5%
United Kingdom	3.2%
Canada	3.0%
France	1.9%
Brazil	1.8%
Germany	1.4%
Italy	1.4%
Spain	1.2%
Mexico	1.2%
Colombia	1.1%
Luxembourg	1.0%
India	1.0%
Chile	0.7%
Other	11.9%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C:AGDCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

HI-C-0153-1024

Class C:AGDCX

4

Class I:AGDIX

October 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.65%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield- curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, country allocation and some sector allocation decisions detracted.

Class I:AGDIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,774	$9,693	$10,026
10/16	$10,783	$10,234	$11,122
10/17	$11,819	$10,355	$12,141
10/18	$11,555	$10,143	$12,026
10/19	$12,434	$11,110	$13,052
10/20	$12,123	$11,736	$13,282
10/21	$13,785	$11,590	$14,487
10/22	$11,894	$9,181	$12,381
10/23	$12,895	$9,339	$13,503
10/24	$15,098	$10,230	$16,070

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class I	17.08%	3.96%	4.21%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Class I:AGDIX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Country Breakdown

Value	Value
United States	66.5%
United Kingdom	3.2%
Canada	3.0%
France	1.9%
Brazil	1.8%
Germany	1.4%
Italy	1.4%
Spain	1.2%
Mexico	1.2%
Colombia	1.1%
Luxembourg	1.0%
India	1.0%
Chile	0.7%
Other	11.9%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I:AGDIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

HI-I-0153-1024

Class I:AGDIX

4

Class Z:AGDZX

October 31, 2024

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$64	0.59%

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Highlights

Top contributors to performance:

  During the 12-month period, security selection, sector allocation and yield- curve positioning contributed the most to outperformance.

Top detractors from performance:

  During the 12-month period, country allocation and some sector allocation decisions detracted.

Class Z:AGDZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,775	$9,693	$10,026
10/16	$10,787	$10,234	$11,122
10/17	$11,825	$10,355	$12,141
10/18	$11,566	$10,143	$12,026
10/19	$12,455	$11,110	$13,052
10/20	$12,149	$11,736	$13,282
10/21	$13,824	$11,590	$14,487
10/22	$11,939	$9,181	$12,381
10/23	$12,954	$9,339	$13,503
10/24	$15,178	$10,230	$16,070

Average Annual Total Returns

Class Name	1 Year	5 Years	10 Years
Class Z	17.16%	4.03%	4.26%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Class Z:AGDZX

2

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Country Breakdown

Value	Value
United States	66.5%
United Kingdom	3.2%
Canada	3.0%
France	1.9%
Brazil	1.8%
Germany	1.4%
Italy	1.4%
Spain	1.2%
Mexico	1.2%
Colombia	1.1%
Luxembourg	1.0%
India	1.0%
Chile	0.7%
Other	11.9%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z:AGDZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

HI-Z-0153-1024

Class Z:AGDZX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)—(c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB High Income	2023	$169,203	$-	$37,079
	2024	$169,203	$-	$34,553

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)

AB High Income	2023	$1,798,109	$37,079
			$-
			$(37,079)
	2024	$2,058,859	$34,553
			$-
			$(34,553)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OCT 10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB HIGH INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 63.0%
Industrial – 55.4%
Basic – 4.4%
Alcoa Nederland Holding BV 7.125%, 03/15/2031(a)	U.S.$	3,049	$3,180,914
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		2,679	2,818,564
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		7,888	4,679,870
10.425% (10.425% Cash and 11.175% PIK), 09/30/2029(a)(b)		11,494	11,517,199
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(a)		10,852	10,864,498
Constellium SE 3.125%, 07/15/2029(a)	EUR	4,303	4,381,113
3.75%, 04/15/2029(a)	U.S.$	1,336	1,208,999
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	2,918,462
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,204,574
ERP Iron Ore LLC 9.04%, 12/31/2019(b)(c)(d)(e)(f)		1,355	– 0	–
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(a)		12,398	11,279,922
4.50%, 09/15/2027(a)		1,475	1,437,243
5.875%, 04/15/2030(a)		308	306,503
6.125%, 04/15/2032(a)		8,694	8,719,432
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		4,133	3,862,198
6.375%, 07/15/2032(a)		5,973	6,030,628
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	4,341	4,883,194
7.50%, 04/15/2029(a)	U.S.$	3,563	3,683,113
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029 (a)	EUR	6,160	7,112,993
9.625%, 03/15/2029(a)	U.S.$	600	636,060
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	111	117,099
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,029,905
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		7,119	7,021,707

abfunds.com	AB HIGH INCOME FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(c)(d)(e)(f)(g)	U.S.$	16,121	$	– 0	–
Olympus Water US Holding Corp. 9.75%, 11/15/2028(a)		6,092		6,465,200
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027(a)		2,090		1,996,797
Reno de Medici SpA 8.48% (EURIBOR 3 Month + 5.00%), 04/15/2029(a)(h)	EUR	2,400		2,373,874
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		554		599,600
5.375%, 11/01/2026(a)	U.S.$	7,442		7,356,182
SNF Group SACA 3.125%, 03/15/2027(a)		1,487		1,413,904
Vallourec SACA 7.50%, 04/15/2032(a)		2,315		2,426,499
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		5,197		4,868,327
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		4,674		4,584,115
5.625%, 08/15/2029(a)		1,965		1,814,401

				141,793,089

Capital Goods – 5.0%
Arcosa, Inc. 6.875%, 08/15/2032(a)		4,465		4,579,917
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(b)	EUR	5,856		1,259,826
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)	U.S.$	5,355		4,698,666
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	3,208		2,948,629
Ball Corp. 2.875%, 08/15/2030	U.S.$	2,910		2,531,426
6.00%, 06/15/2029		5,894		5,986,504
Bombardier, Inc. 7.25%, 07/01/2031(a)		3,007		3,108,807
7.50%, 02/01/2029(a)		5,184		5,401,488
7.875%, 04/15/2027(a)		1,643		1,645,366
8.75%, 11/15/2030(a)		5,839		6,329,632
Calderys Financing LLC 11.25%, 06/01/2028(a)		7,661		8,189,019
Crown Americas LLC 5.25%, 04/01/2030		890		875,660

2 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)	U.S.$	9,570	$9,633,405
EnerSys 4.375%, 12/15/2027(a)		5,050	4,873,088
6.625%, 01/15/2032(a)		2,704	2,777,208
Enviri Corp. 5.75%, 07/31/2027(a)		5,339	5,143,346
Esab Corp. 6.25%, 04/15/2029(a)		2,372	2,413,888
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,665,113
GFL Environmental, Inc. 6.75%, 01/15/2031(a)		1,891	1,946,983
Griffon Corp. 5.75%, 03/01/2028		300	294,557
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(a)		1,345	1,380,430
IMA Industria Macchine Automatiche SpA 6.93% (EURIBOR 3 Month + 3.75%), 04/15/2029(a)(h)	EUR	2,560	2,804,813
LSB Industries, Inc. 6.25%, 10/15/2028(a)(i)	U.S.$	5,922	5,734,735
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,225	1,161,562
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		6,823	6,515,860
Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	1,797	2,063,034
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(a)	U.S.$	1,910	1,985,712
Terex Corp. 6.25%, 10/15/2032(a)		3,104	3,089,101
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,410,850
4.875%, 05/01/2029		3,750	3,576,607
6.00%, 01/15/2033(a)		14,975	14,842,697
6.75%, 08/15/2028(a)		13,090	13,384,065
6.875%, 12/15/2030(a)		4,009	4,113,094
7.125%, 12/01/2031(a)		3,530	3,658,859
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		5,072	5,248,309
Triumph Group, Inc. 9.00%, 03/15/2028(a)		7,505	7,825,775

			161,098,031

abfunds.com	AB HIGH INCOME FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 6.7%
AMC Networks, Inc. 4.25%, 02/15/2029	U.S.$	4,017	$2,769,359
10.25%, 01/15/2029(a)		6,140	6,321,145
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		1,056	930,217
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	2,077	2,367,075
8.125%, 05/01/2029(a)	U.S.$	2,903	3,006,190
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,205,987
4.25%, 01/15/2034(a)		995	796,439
4.50%, 08/15/2030(a)		23,087	20,605,107
4.50%, 05/01/2032		2,750	2,337,503
4.50%, 06/01/2033(a)		14,442	12,008,608
4.75%, 03/01/2030(a)		1,939	1,764,441
4.75%, 02/01/2032(a)		25,772	22,305,829
6.375%, 09/01/2029(a)		5,119	5,069,109
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		583	566,387
CSC Holdings LLC 4.625%, 12/01/2030(a)		4,460	2,240,753
5.00%, 11/15/2031(a)		330	160,910
5.375%, 02/01/2028(a)		7,472	6,394,285
5.50%, 04/15/2027(a)		4,961	4,415,305
5.75%, 01/15/2030(a)		17,196	9,099,243
7.50%, 04/01/2028(a)		2,183	1,438,474
11.25%, 05/15/2028(a)		2,417	2,356,574
11.75%, 01/31/2029(a)		2,095	2,043,403
DISH DBS Corp. 5.125%, 06/01/2029		10,429	6,926,820
5.25%, 12/01/2026(a)		11,885	11,000,679
5.75%, 12/01/2028(a)		10,549	9,232,380
7.375%, 07/01/2028(j)		6,580	4,818,388
DISH Network Corp. 3.375%, 08/15/2026(k)		4,275	3,562,766
Gray Television, Inc. 5.375%, 11/15/2031(a)		2,960	1,773,532
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)(j)		4,643	3,902,090
6.75%, 10/15/2027(a)		8,724	8,177,772
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		4,558	4,470,238
Paramount Global 6.25%, 02/28/2057		1,211	1,086,399
6.375%, 03/30/2062		4,680	4,334,088

4 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)	U.S.$	5,030	$4,363,941
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		1,549	1,066,950
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		9,796	9,161,355
Univision Communications, Inc. 4.50%, 05/01/2029(a)		5,716	5,078,079
7.375%, 06/30/2030(a)		8,775	8,421,283
8.50%, 07/31/2031(a)		4,216	4,143,653
Urban One, Inc. 7.375%, 02/01/2028(a)		1,724	1,279,108
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,670,411
VZ Secured Financing BV 5.00%, 01/15/2032(a)		5,961	5,367,284
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)(j)		4,106	3,716,310
Ziggo BV 4.875%, 01/15/2030(a)		900	834,833

			216,590,702

Communications - Telecommunications – 3.0%
Altice Financing SA 5.75%, 08/15/2029(a)		11,729	9,575,986
Altice France Holding SA 4.00%, 02/15/2028(a)	EUR	1,210	314,509
6.00%, 02/15/2028(a)	U.S.$	1,308	353,923
10.50%, 05/15/2027(a)		9,715	2,946,245
Altice France SA 5.125%, 01/15/2029(a)		1,214	911,280
5.125%, 07/15/2029(a)		18,806	14,070,024
5.50%, 01/15/2028(a)		1,537	1,188,872
5.50%, 10/15/2029(a)		6,460	4,878,326
8.125%, 02/01/2027(a)		1,968	1,629,339
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	3,140,719
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		7,606	8,522,551
11.00%, 11/15/2029(a)		6,411	7,235,286
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	2,680	2,909,987
Optics Bidco SpA 7.72%, 06/04/2038(a)	U.S.$	4,715	5,007,506
Telecom Italia Capital SA 7.72%, 06/04/2038		2,280	2,377,876

abfunds.com	AB HIGH INCOME FUND | 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Group BV 3.625%, 02/15/2028(a)	EUR	752	$788,537
4.00%, 11/15/2027(a)		1,816	1,946,565
4.625%, 08/15/2028(a)		344	366,765
6.75%, 02/15/2031(a)		2,127	2,349,290
7.79% (EURIBOR 3 Month + 4.25%), 02/01/2029(a)(h)		1,531	1,659,871
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	1,405	1,207,597
4.75%, 07/15/2031(a)		12,630	10,937,809
7.75%, 04/15/2032(a)		9,196	9,229,162
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		3,091	3,129,412

			96,677,437

Consumer Cyclical - Automotive – 2.6%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		3,049	2,700,894
5.875%, 06/01/2029(a)		3,279	3,272,799
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		7,323	7,103,019
Dana, Inc. 4.25%, 09/01/2030		3,854	3,361,667
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(c)(e)(f)(g)(l)		18,493	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(c)(e)(f)(g)(l)		7,590	– 0	–
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		6,597	6,582,295
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		978	859,370
5.25%, 07/15/2031		2,865	2,515,549
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(b)		200	193,362
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	2,189	2,416,801
7.00% (7.00% Cash or 7.75% PIK), 11/15/2031(a)(b)		2,285	2,505,892
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	2,652	2,645,291
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(b)		1,652	1,658,707
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(b)	EUR	1,751	2,021,109

6 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	9,232	$9,009,669
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,980	6,067,253
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		5,613	4,896,328
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	7,694,824
Titan International, Inc. 7.00%, 04/30/2028		7,168	6,945,974
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	103,434
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	3,974	3,917,706
6.875%, 04/14/2028(a)		4,588	4,627,167
6.875%, 04/23/2032(a)		883	862,633
7.125%, 04/14/2030(a)		1,539	1,545,434

			83,507,177

Consumer Cyclical - Entertainment – 2.5%
Carnival Corp. 5.75%, 03/01/2027(a)		1,522	1,526,313
5.75%, 01/15/2030(a)	EUR	892	1,030,032
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 07/15/2029	U.S.$	30	28,896
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,518,545
Loarre Investments SARL 6.50%, 05/15/2029(a)	EUR	2,240	2,508,136
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)	U.S.$	2,218	2,175,995
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	2,939,117
Motion Finco SARL 7.375%, 06/15/2030(a)		1,092	1,187,182
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	4,909	4,902,320
5.875%, 02/15/2027(a)		3,375	3,371,444
8.125%, 01/15/2029(a)		3,062	3,241,327
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	6,207,655
5.50%, 08/31/2026(a)		5,098	5,102,578
5.50%, 04/01/2028(a)		20,172	20,172,700

abfunds.com	AB HIGH INCOME FUND | 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)	U.S.$	4,269	$4,102,497
Six Flags Entertainment Corp./DE 7.25%, 05/15/2031(a)		3,967	4,065,860
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		2,430	2,415,008
7.00%, 02/15/2029(a)		6,171	6,217,283
9.125%, 07/15/2031(a)		3,056	3,301,848
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,618	3,519,462

			79,534,198

Consumer Cyclical - Other – 4.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,483,091
6.25%, 09/15/2027(a)		6,404	6,356,042
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		2,040	1,825,800
6.375%, 06/15/2032(a)		2,339	2,355,518
6.375%, 03/01/2034(a)		4,668	4,701,453
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		2,238	2,266,833
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,447,025
5.75%, 04/01/2030(a)		2,035	2,002,772
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	1,375	1,571,752
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	2,881	2,808,841
Great Canadian Gaming Corp. 8.75%, 11/15/2029(a)		2,882	2,889,205
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,418,003
5.875%, 04/01/2029(a)		4,497	4,535,490
5.875%, 03/15/2033(a)		6,091	6,098,029
6.125%, 04/01/2032(a)		2,576	2,602,579
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		1,162	1,038,331
5.00%, 06/01/2029(a)		6,848	6,417,625
6.625%, 01/15/2032(a)		2,352	2,351,840
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	832,401
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		1,338	1,240,772

8 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Masterbrand, Inc. 7.00%, 07/15/2032(a)	U.S.$	3,776	$3,867,846
Mattamy Group Corp. 4.625%, 03/01/2030(a)		5,478	5,126,502
MGM Resorts International 4.75%, 10/15/2028		3,315	3,202,699
5.50%, 04/15/2027		4,584	4,573,613
Miller Homes Group Finco PLC 7.00%, 05/15/2029(a)	GBP	2,900	3,648,560
8.79% (EURIBOR 3 Month + 5.25%), 05/15/2028(a)(h)	EUR	2,233	2,459,308
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)	U.S.$	1,314	1,336,665
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,143,106
4.75%, 04/01/2029		4,530	4,294,449
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		2,310	2,227,651
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,769,102
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		328	317,817
5.75%, 01/15/2028(a)		304	303,920
5.875%, 06/15/2027(a)		294	295,628
Thor Industries, Inc. 4.00%, 10/15/2029(a)		2,054	1,874,220
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,277,792
4.625%, 03/01/2030(a)		10,068	9,387,452
6.625%, 07/31/2026(a)		3,533	3,560,405
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,335,798
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		5,631	5,466,829

			130,712,764

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		4,965	4,729,668
4.00%, 10/15/2030(a)		4,938	4,462,364
4.375%, 01/15/2028(a)		3,132	3,014,982
6.125%, 06/15/2029(a)		5,000	5,082,711

			17,289,725

abfunds.com	AB HIGH INCOME FUND | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 3.3%
Arko Corp. 5.125%, 11/15/2029(a)	U.S.$	4,612	$4,251,600
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		3,049	2,945,844
4.625%, 11/15/2029(a)		5,503	5,153,057
5.00%, 02/15/2032(a)		340	312,936
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		1,243	1,245,195
6.75%, 07/01/2036		1,479	1,482,830
6.875%, 11/01/2035		9,394	9,530,923
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(a)		1,082	1,099,905
Carvana Co. 5.50%, 04/15/2027(a)		1,469	1,365,395
13.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a)(b)(i)		7,229	7,894,615
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		7,797	8,148,315
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	1,886,184
FirstCash, Inc. 6.875%, 03/01/2032(a)	U.S.$	6,830	6,921,588
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)(j)		1,246	1,103,592
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		4,213	3,946,602
8.75%, 01/15/2032(a)		3,363	3,068,456
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		3,468	3,249,914
6.375%, 01/15/2030(a)		1,276	1,281,116
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		2,095	2,070,760
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,617,210
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		5,229	4,939,782
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		3,047	1,624,314
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,215	1,109,602
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		3,529	3,427,475
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,350	8,583,983
4.875%, 11/15/2031(a)		525	471,333

10 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Staples, Inc. 10.75%, 09/01/2029(a)	U.S.$	9,047	$8,755,738
12.75%, 01/15/2030(a)		2,487	1,980,356
White Cap Buyer LLC 6.875%, 10/15/2028(a)		2,257	2,266,856
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		798	682,253

			104,417,729

Consumer Non-Cyclical – 7.8%
1375209 BC Ltd. 9.00%, 01/30/2028(a)		2,355	2,348,020
AdaptHealth LLC 5.125%, 03/01/2030(a)		2,000	1,833,977
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,225,067
4.875%, 02/15/2030(a)		2,263	2,211,909
5.875%, 02/15/2028(a)		1,997	2,000,362
6.50%, 02/15/2028(a)		6,117	6,222,075
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	12,106,162
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		18,590	14,338,003
5.75%, 08/15/2027(a)		255	211,650
6.25%, 02/15/2029(a)		4,386	2,732,791
7.25%, 05/30/2029(a)		1,562	983,993
11.00%, 09/30/2028(a)		1,156	1,063,878
CAB SELAS 3.375%, 02/01/2028(a)	EUR	4,859	4,891,173
Cheplapharm Arzneimittel GmbH 7.50%, 05/15/2030(a)		3,400	3,920,762
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	1,077,275
5.625%, 03/15/2027(a)		697	679,565
6.00%, 01/15/2029(a)		11,502	10,830,930
6.125%, 04/01/2030(a)		7,452	5,832,116
6.875%, 04/01/2028(a)		1,066	882,167
DaVita, Inc. 3.75%, 02/15/2031(a)		2,393	2,082,357
4.625%, 06/01/2030(a)		17,477	16,075,986
Elanco Animal Health, Inc. 6.65%, 08/28/2028(i)		8,293	8,518,661
Embecta Corp. 5.00%, 02/15/2030(a)		6,541	5,929,692
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		5,910	4,754,981

abfunds.com	AB HIGH INCOME FUND | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Endo Finance Holdings, Inc. 8.50%, 04/15/2031(a)	U.S.$	3,735	$3,994,553
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,476	1,453,060
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,212	8,086,762
7.50%, 05/01/2030(a)		1,900	2,156,004
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,744,175
Iceland Bondco PLC 9.04% (EURIBOR 3 Month + 5.50%), 12/15/2027(a)(h)		1,447	1,601,000
10.875%, 12/15/2027(a)	GBP	430	594,066
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	3,082	3,156,775
6.50%, 05/15/2030(a)	U.S.$	898	926,083
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		3,671	3,408,226
Medline Borrower LP 3.875%, 04/01/2029(a)		6,982	6,535,526
5.25%, 10/01/2029(a)		14,103	13,667,792
ModivCare, Inc. 5.00%, 10/01/2029(a)(j)		3,280	2,239,831
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		3,721	2,540,823
5.75%, 11/01/2028(a)		12,657	5,727,676
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,675,882
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,152,625
Newell Brands, Inc. 4.875%, 06/01/2025	U.S.$	748	748,000
5.70%, 04/01/2026(i)		2,156	2,161,146
6.375%, 09/15/2027		1,346	1,362,455
6.375%, 05/15/2030		614	617,324
6.625%, 05/15/2032		800	802,887
7.00%, 04/01/2046(i)		1,969	1,825,169
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		9,089	8,611,221
5.125%, 04/30/2031(a)		7,607	6,936,077
6.75%, 05/15/2034(a)		1,123	1,126,720
7.875%, 05/15/2034(a)		714	736,733
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		42	37,833
6.625%, 04/01/2030(a)		5,879	5,615,937

12 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Performance Food Group, Inc. 4.25%, 08/01/2029(a)	U.S.$	328	$306,940
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,435,876
4.625%, 04/15/2030(a)		414	387,123
5.50%, 12/15/2029(a)		2,155	2,101,947
6.25%, 02/15/2032(a)		1,216	1,231,139
6.25%, 10/15/2034(a)		2,495	2,466,356
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	8,778,500
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,522	4,626,211
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		683	600,501
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		3,065	3,154,583
Tenet Healthcare Corp. 6.125%, 06/15/2030		1,026	1,029,336
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		3,651	3,606,661
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		218	222,396
US Foods, Inc. 4.75%, 02/15/2029(a)		314	302,595
5.75%, 04/15/2033(a)		1,278	1,258,882
6.875%, 09/15/2028(a)		282	290,355
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031(a)		3,095	3,084,515

			249,879,829

Energy – 7.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		290	283,121
5.75%, 03/01/2027(a)		280	279,371
5.75%, 01/15/2028(a)		350	348,193
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		1,215	1,185,566
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		1,816	1,860,362
7.25%, 07/15/2032(a)		1,608	1,660,105
Buckeye Partners LP 3.95%, 12/01/2026		30	28,829
4.125%, 03/01/2025(a)		21	20,874
6.875%, 07/01/2029(a)		6,006	6,101,355
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,390,028

abfunds.com	AB HIGH INCOME FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.00%, 06/15/2025(a)	U.S.$	9,430	$9,440,096
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		6,160	6,051,033
8.375%, 07/01/2028(a)		5,582	5,771,611
8.625%, 11/01/2030(a)		1,307	1,373,418
8.75%, 07/01/2031(a)		4,169	4,367,919
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,714	4,673,505
7.25%, 03/01/2032(a)		2,660	2,739,679
7.375%, 01/15/2031(a)		350	360,129
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,289	1,234,834
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		705	683,661
7.625%, 04/01/2032(a)		2,034	2,008,943
9.25%, 02/15/2028(a)		3,557	3,735,213
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		2,570	2,583,464
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		5,793	5,849,521
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		6,162	6,150,330
7.00%, 08/01/2027		2,149	2,153,904
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		4,243	3,962,361
5.125%, 06/15/2028(a)		2,208	2,161,703
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,324	1,270,355
6.00%, 02/01/2031(a)		1,772	1,676,172
6.25%, 04/15/2032(a)		318	298,384
7.25%, 02/15/2035(a)		4,398	4,315,120
8.375%, 11/01/2033(a)		5,423	5,670,132
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(a)		2,060	2,100,457
8.875%, 07/15/2028(a)		2,565	2,706,510
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,492	9,696,107
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		6,018	6,191,485
Matador Resources Co. 6.25%, 04/15/2033(a)		1,927	1,886,926
6.50%, 04/15/2032(a)		2,445	2,422,496
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		3,473	3,406,298
Murphy Oil Corp. 6.00%, 10/01/2032		2,693	2,592,419

14 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nabors Industries Ltd. 7.50%, 01/15/2028(a)(j)	U.S.$	3,831	$3,646,877
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,304	2,307,767
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		7,070	6,539,370
6.75%, 09/15/2025(a)		4,202	4,191,085
8.75%, 03/15/2029(a)		7,202	6,015,762
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		4,536	4,567,255
8.375%, 02/15/2032(a)		4,536	4,578,721
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,321,079
6.00%, 06/01/2026		300	300,067
6.375%, 10/01/2030		873	883,437
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,872	1,819,371
7.875%, 09/15/2030(a)		7,974	7,950,596
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		3,429	3,404,414
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		1,634	1,688,140
Sunoco LP 7.00%, 05/01/2029(a)		6,315	6,521,592
7.25%, 05/01/2032(a)		3,600	3,750,586
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,764,046
4.50%, 04/30/2030		1,602	1,503,458
5.875%, 03/15/2028		1,917	1,909,482
7.00%, 09/15/2028(a)		283	291,026
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	576,281
6.00%, 09/01/2031(a)		269	249,571
Talos Production, Inc. 9.00%, 02/01/2029(a)		1,792	1,845,174
9.375%, 02/01/2031(a)		2,128	2,191,112
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		3,547	3,639,268
Transocean, Inc. 8.75%, 02/15/2030(a)		3,457	3,579,112
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		332	306,651
3.875%, 11/01/2033(a)		3,171	2,753,183
4.125%, 08/15/2031(a)		3,394	3,089,882
6.25%, 01/15/2030(a)		4,175	4,268,406

abfunds.com	AB HIGH INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Venture Global LNG, Inc. 7.00%, 01/15/2030(a)	U.S.$	2,856	$2,873,129
8.125%, 06/01/2028(a)		6,837	7,094,796
8.375%, 06/01/2031(a)		5,455	5,661,967
9.00%, 09/30/2029(a)(m)		6,650	6,647,201
9.50%, 02/01/2029(a)		2,769	3,061,524
9.875%, 02/01/2032(a)		8,379	9,145,276

			248,628,653

Other Industrial – 0.5%
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		4,369	4,307,580
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,284,939
Pachelbel Bidco SpA 7.125%, 05/17/2031(a)	EUR	2,585	2,993,358
7.30% (EURIBOR 3 Month + 4.25%), 05/17/2031(a)(h)		627	687,794
Resideo Funding, Inc. 6.50%, 07/15/2032(a)	U.S.$	3,631	3,657,243
Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(a)		2,629	2,773,772
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		1,349	1,387,404

			17,092,090

Services – 2.8%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,190	2,047,813
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,278,398
9.75%, 07/15/2027(a)		4,763	4,773,530
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,127,604
4.625%, 06/01/2028(a)	U.S.$	13,022	12,210,686
4.875%, 06/01/2028(a)	GBP	3,580	4,222,719
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	8,012,430
APCOA Group GmbH 6.00%, 04/15/2031(a)	EUR	3,023	3,277,044
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	3,832	3,764,079
Belron UK Finance PLC 4.625%, 10/15/2029(a)	EUR	1,184	1,304,463
5.75%, 10/15/2029(a)	U.S.$	909	911,277

16 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cars.com, Inc. 6.375%, 11/01/2028(a)	U.S.$	4,403	$4,401,268
Garda World Security Corp. 4.625%, 02/15/2027(a)		1,684	1,639,404
7.75%, 02/15/2028(a)		4,912	5,071,973
8.25%, 08/01/2032(a)		3,046	3,029,675
8.375%, 11/15/2032(a)		2,643	2,642,013
9.50%, 11/01/2027(a)		495	495,160
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,343,954
Matthews International Corp. 8.625%, 10/01/2027(a)		1,494	1,539,481
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		5,653	3,619,502
Monitronics International, Inc. 9.125%, 04/01/2020(c)(d)(e)(f)(l)		6,914	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		760	714,744
6.25%, 01/15/2028 (a)		12,261	12,248,718
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		4,706	4,695,957
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	3,382	3,689,568
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	108	107,747

			89,169,207

Technology – 2.4%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	4,266	4,633,084
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	1,267	1,313,365
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		7,398	6,994,528
Entegris, Inc. 5.95%, 06/15/2030(a)		7,475	7,464,906
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		3,778	3,928,831
Gen Digital, Inc. 6.75%, 09/30/2027(a)		4,989	5,075,937
7.125%, 09/30/2030(a)		2,161	2,237,038
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,338,772
Imola Merger Corp. 4.75%, 05/15/2029(a)		2,868	2,788,973

abfunds.com	AB HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	5,315	$4,795,202
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	6,606,517
Rocket Software, Inc. 9.00%, 11/28/2028(a)		5,150	5,365,979
Seagate HDD Cayman 8.25%, 12/15/2029		5,469	5,881,041
9.625%, 12/01/2032		4,754	5,418,603
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		4,430	4,214,194
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	3,417,571
Western Digital Corp. 4.75%, 02/15/2026		4,600	4,542,696

			77,017,237

Transportation - Airlines – 0.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		5,379	5,366,099
5.75%, 04/20/2029(a)		8,815	8,734,970
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		4,946	5,120,347
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)(j)		5,914	3,699,164
United Airlines, Inc. 4.375%, 04/15/2026(a)		5,509	5,412,607
4.625%, 04/15/2029(a)		1,152	1,103,115

			29,436,302

Transportation - Services – 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		6,655	6,248,910
5.375%, 03/01/2029(a)		1,323	1,231,931
5.75%, 07/15/2027(a)		1,477	1,451,125
8.25%, 01/15/2030(a)		446	455,333
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	619,013
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		5,428	5,100,707
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	565,532
Boels Topholding BV 5.75%, 05/15/2030(a)		2,472	2,773,473
6.25%, 02/15/2029(a)		2,623	2,968,235

18 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,697	$1,725,968
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,122,780
Hertz Corp. (The) 4.625%, 12/01/2026(a)(j)	U.S.$	4,749	3,585,276
5.00%, 12/01/2029(a)(j)		10,055	6,511,441
12.625%, 07/15/2029(a)		1,606	1,702,571
Loxam SAS 6.375%, 05/31/2029(a)	EUR	1,153	1,310,996

			38,373,291

			1,781,217,461

Financial Institutions – 6.1%
Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)	U.S.$	993	806,942
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)(j)		1,577	1,574,223
9.75%, 03/15/2029(a)		8,708	9,187,787
Synchrony Financial 7.25%, 02/02/2033		3,049	3,118,081

			14,687,033

Brokerage – 1.2%
AG Issuer LLC 6.25%, 03/01/2028(a)		6,370	6,227,643
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,167	1,205,276
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,232,356
10.00%, 08/15/2030(a)		6,737	7,342,851
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		4,368	4,339,902
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,917,392
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,337,183
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		3,609	3,711,562

			37,314,165

Finance – 2.0%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,640,955
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		4,422	3,681,338
Curo SPV LLC 18.00%, 08/02/2027(c)(e)		8,102	8,405,970

abfunds.com	AB HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Enova International, Inc. 9.125%, 08/01/2029(a)	U.S.$	5,072	$5,215,453
11.25%, 12/15/2028(a)		2,594	2,793,305
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		2,431	2,476,553
8.00%, 02/15/2027(a)		4,139	4,276,486
8.00%, 06/15/2028(a)		3,918	4,139,515
goeasy Ltd. 7.625%, 07/01/2029(a)		1,862	1,913,536
9.25%, 12/01/2028(a)		3,755	4,004,802
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		6,174	5,699,073
Navient Corp. 4.875%, 03/15/2028		6,959	6,628,196
5.00%, 03/15/2027		1,471	1,446,731
5.625%, 08/01/2033		1,834	1,583,093
6.75%, 06/25/2025		2,395	2,410,003
11.50%, 03/15/2031		3,049	3,423,694
SLM Corp. 3.125%, 11/02/2026		1,440	1,363,706

			64,102,409

Insurance – 1.0%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		328	308,585
7.50%, 11/06/2030(a)		1,502	1,525,467
8.25%, 02/01/2029(a)		3,788	3,850,545
8.50%, 06/15/2029(a)		3,814	3,916,074
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(a)		3,448	3,420,980
6.75%, 04/15/2028(a)		1,165	1,171,762
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		1,743	1,752,776
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,426,487
7.75%, 02/15/2031(a)	U.S.$	2,171	2,226,141
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		1,519	1,555,198
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		1,000	946,509
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		1,999	2,040,039
8.125%, 02/15/2032(a)		646	654,208
HUB International Ltd. 7.25%, 06/15/2030(a)		5,570	5,764,177

20 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.375%, 01/31/2032(a)	U.S.$	2,719	$2,774,425

			33,333,373

Other Finance – 0.7%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,414,197
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		5,564	4,968,734
3.625%, 10/01/2031(a)		2,379	1,983,697
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		2,489	2,623,970
9.25%, 04/01/2029(a)		3,332	3,550,212
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	1,310	508,417

			22,049,227

REITs – 0.8%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)		8,700	9,428,647
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	4,380	4,221,135
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(i)		3,985	4,079,438
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		602	590,927
Office Properties Income Trust 9.00%, 09/30/2029(a)		1,999	1,690,144
Service Properties Trust 8.375%, 06/15/2029		2,265	2,205,603
8.625%, 11/15/2031(a)		3,569	3,768,315
Vivion Investments SARL Series E 8.00%, 02/28/2029(a)(b)(i)	EUR	17	18,077

			26,002,286

			197,488,493

Utility – 1.5%
Electric – 1.5%
Alpha Generation LLC 6.75%, 10/15/2032(a)	U.S.$	1,864	1,891,490
Calpine Corp. 3.75%, 03/01/2031(a)		1,345	1,211,894
4.50%, 02/15/2028(a)		3,063	2,950,351
Lightning Power LLC 7.25%, 08/15/2032(a)		4,426	4,606,638
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,389	3,094,989

abfunds.com	AB HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.625%, 02/15/2031(a)	U.S.$	2,240	$1,983,911
3.875%, 02/15/2032(a)		694	615,392
5.25%, 06/15/2029(a)		300	293,198
5.75%, 07/15/2029		7,963	7,864,646
6.00%, 02/01/2033(a)		1,603	1,593,391
6.25%, 11/01/2034(a)		1,608	1,606,239
10.25%, 03/15/2028(a)(m)		3,572	3,944,135
PG&E Corp. 5.00%, 07/01/2028		1,880	1,838,262
Vistra Corp. 7.00%, 12/15/2026(a)(m)		3,713	3,748,974
8.00%, 10/15/2026(a)(m)		4,495	4,622,736
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		326	310,590
5.00%, 07/31/2027(a)		300	296,227
5.625%, 02/15/2027(a)		300	299,208
7.75%, 10/15/2031(a)		3,230	3,412,397

			46,184,668

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		710	684,582

			46,869,250

Total Corporates - Non-Investment Grade (cost $2,096,114,097)			2,025,575,204

CORPORATES - INVESTMENT GRADE – 13.8%
Industrial – 7.0%
Basic – 0.6%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		1,945	1,800,350
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	692,520
Inversiones CMPC SA 6.125%, 02/26/2034(a)		675	689,939
Nexa Resources SA 6.50%, 01/18/2028(a)		2,179	2,222,580
6.75%, 04/09/2034(a)		2,633	2,716,866
OCP SA 6.75%, 05/02/2034(a)		1,492	1,556,342
Olin Corp. 5.125%, 09/15/2027		540	532,480
5.625%, 08/01/2029		1,167	1,150,398
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	735,350

22 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 11/07/2033(a)	U.S.$	1,223	$1,276,800
Suzano Austria GmbH 6.00%, 01/15/2029		6,000	6,073,125

			19,446,750

Capital Goods – 0.5%
Boeing Co. (The) 3.25%, 02/01/2028		1,112	1,044,244
5.15%, 05/01/2030		1,801	1,779,217
6.53%, 05/01/2034(a)		7,768	8,189,288
Embraer Netherlands Finance BV 5.40%, 02/01/2027		5,645	5,710,256
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)		665	667,969
Textron Financial Corp. 7.115% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a)(h)		125	112,289

			17,503,263

Communications - Media – 1.2%
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		2,829	2,795,212
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		9,671	9,313,185
Grupo Televisa SAB 4.625%, 01/30/2026(j)		1,527	1,497,208
6.625%, 03/18/2025		232	231,886
Paramount Global 4.20%, 05/19/2032		3,016	2,625,236
4.95%, 01/15/2031		2,053	1,906,552
5.50%, 05/15/2033		1,847	1,712,390
6.875%, 04/30/2036		2,053	2,051,925
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,540,786
4.03%, 08/03/2050(a)		1,341	934,100
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		7,289	6,393,947
Weibo Corp. 3.375%, 07/08/2030		5,742	5,152,297

			40,154,724

Consumer Cyclical - Automotive – 1.2%
Ford Motor Co. 3.25%, 02/12/2032		14,888	12,466,964
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	5,029,971
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		383	383,816

abfunds.com	AB HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 03/10/2028(a)	U.S.$	5,790	$5,939,727
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,050,605
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		393	365,800
2.45%, 09/15/2028(a)		3,310	2,900,019
2.75%, 03/09/2028(a)		5,326	4,796,699
5.30%, 09/13/2027(a)		2,285	2,247,171
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)		434	400,092

			38,580,864

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(a)		11,881	11,331,164

Consumer Cyclical - Other – 0.7%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	297	331,287
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,835,623
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	10,200,371
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		2,700	2,380,980
4.625%, 04/06/2031(a)		5,800	4,916,405
8.45%, 07/27/2030(a)		900	932,783
Sands China Ltd. 2.85%, 03/08/2029(i)		810	726,639
3.25%, 08/08/2031(i)(j)		675	583,116
4.375%, 06/18/2030(i)		1,740	1,638,976

			23,546,180

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		4,253	4,106,925
6.125%, 03/15/2032(a)		2,121	2,020,876
VF Corp. 2.95%, 04/23/2030		1,565	1,350,605
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		657	646,831

			8,125,237

Consumer Non-Cyclical – 0.5%
Cencosud SA 5.95%, 05/28/2031(a)		1,567	1,586,744
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,794,509

24 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.00%, 03/15/2031(a)	U.S.$	2,554	$2,284,915
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		3,440	3,469,755
Jazz Securities DAC 4.375%, 01/15/2029(a)		5,930	5,606,386

			15,742,309

Energy – 1.2%
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		788	788,277
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,413,630
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		4,253	4,093,799
6.375%, 04/01/2029(a)		1,154	1,172,159
Expand Energy Corp. 8.375%, 09/15/2028		153	157,418
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		1,452	1,586,310
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		6,280	6,189,757
ONEOK, Inc. 3.95%, 03/01/2050		1,424	1,047,180
5.70%, 11/01/2054		3,486	3,360,579
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		2,410	2,459,026
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		5,979	5,074,676
TransCanada PipeLines Ltd. 7.59% (CME Term SOFR 3 Month + 2.47%), 05/15/2067(h)		2,500	2,308,821
Var Energi ASA 7.50%, 01/15/2028(a)		2,151	2,284,859
8.00%, 11/15/2032(a)		4,260	4,829,314

			39,765,805

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		361	343,140

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	369	510,303

Technology – 0.1%
Lenovo Group Ltd. 3.42%, 11/02/2030(a)	U.S.$	735	666,323

abfunds.com	AB HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.83%, 01/27/2028(a)	U.S.$	2,591	$2,636,343
Western Digital Corp. 2.85%, 02/01/2029		102	90,291

			3,392,957

Transportation - Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.02%, 10/20/2029(a)		615	596,740
5.31%, 10/20/2031(a)		1,242	1,200,100

			1,796,840

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,608	1,471,453

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		3,847	3,568,092
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		1,371	1,368,627

			4,936,719

			226,647,708

Financial Institutions – 5.5%
Banking – 3.4%
Ally Financial, Inc. 6.70%, 02/14/2033		3,049	3,056,807
Series B 4.70%, 05/15/2026(m)		10,614	9,562,758
Banco de Credito del Peru SA 5.85%, 01/11/2029(a)		2,106	2,149,566
Banco Santander SA 3.225%, 11/22/2032		200	172,936
6.35%, 03/14/2034		2,200	2,286,168
6.92%, 08/08/2033		7,200	7,755,028
9.625%, 05/21/2033(m)		5,000	5,777,869
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,501,841
Bank of America Corp. Series B 8.05%, 06/15/2027		2,750	2,935,233
Barclays PLC 7.12%, 06/27/2034		2,695	2,918,741
BBVA Bancomer SA/Texas 5.25%, 09/10/2029(a)		1,458	1,442,691
BNP Paribas SA 4.625%, 02/25/2031(a)(m)		6,256	5,267,898
BPCE SA 6.51%, 01/18/2035(a)		4,495	4,623,391

26 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 0.75%, 03/03/2031(a)	EUR	2,300	$2,107,697
4.125%, 03/08/2033(a)		500	554,659
Capital One Financial Corp. 6.05%, 02/01/2035	U.S.$	2,379	2,445,005
Citigroup, Inc. Series AA 7.625%, 11/15/2028(m)		1,231	1,309,502
Deutsche Bank AG/New York NY 7.08%, 02/10/2034		4,299	4,510,918
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	871,377
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		3,439	3,011,824
4.95%, 06/01/2042(a)		1,000	769,875
5.71%, 01/15/2026(a)		1,145	1,147,050
6.625%, 06/20/2033(a)		3,768	4,012,453
7.20%, 11/28/2033(a)		2,389	2,641,356
Lloyds Banking Group PLC 7.50%, 09/27/2025(m)		4,748	4,775,881
NatWest Group PLC 6.475%, 06/01/2034		1,166	1,206,163
8.125%, 11/10/2033(m)		1,100	1,177,170
PNC Financial Services Group, Inc. (The) Series R 8.32% (CME Term SOFR 3 Month + 3.30%), 12/02/2024(h)(m)		985	986,465
Santander Holdings USA, Inc. 5.35%, 09/06/2030		4,543	4,496,984
6.17%, 01/09/2030		1,187	1,215,072
6.565%, 06/12/2029		481	498,981
Standard Chartered PLC 6.36% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a)(h)(m)		3,500	3,219,540
Synchrony Financial 5.935%, 08/02/2030(j)		2,928	2,969,671
Truist Financial Corp. Series L 8.31% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(h)(m)		5,127	5,128,337
UBS Group AG 3.875%, 06/02/2026(a)(m)		1,913	1,813,001
7.00%, 02/19/2025(a)(m)		3,965	3,969,260
9.25%, 11/13/2028(a)(m)		895	974,954
9.25%, 11/13/2033(a)(m)		812	939,289
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,034,804

			109,238,215

abfunds.com	AB HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 0.7%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)	U.S.$	5,818	$5,642,200
Aircastle Ltd. 5.25%, 06/15/2026(a)(m)		2,705	2,664,537
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,127,980
Series E 4.25%, 11/07/2027(a)		270	259,211
Huarong Finance 2019 Co., Ltd. Series E 3.25%, 11/13/2024(a)		708	707,221
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,474,917
4.875%, 11/22/2026(a)		310	305,641
5.50%, 01/16/2025(a)		3,149	3,144,276
ILFC E-Capital Trust II 6.815% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a)(h)		1,500	1,215,170
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,580,964

			20,122,117

Insurance – 1.0%
Athene Global Funding 5.53%, 07/11/2031(a)		7,141	7,232,671
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	13,678,982
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,208,894
MetLife, Inc. 10.75%, 08/01/2039		1,256	1,748,831

			32,869,378

REITs – 0.4%
Newmark Group, Inc. 7.50%, 01/12/2029		7,691	8,141,363
Trust Fibra Uno 4.87%, 01/15/2030(a)		4,333	3,890,601
5.25%, 01/30/2026(a)		989	985,538

			13,017,502

			175,247,212

Utility – 1.3%
Electric – 1.3%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	301,444

28 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.95%, 02/12/2030(a)	U.S.$	3,475	$3,058,000
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,884,242
Alexander Funding Trust II 7.47%, 07/31/2028(a)		1,615	1,708,903
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,858	1,940,746
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,958	2,018,463
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		2,193	2,150,922
Electricite de France SA 9.125%, 03/15/2033(a)(m)		1,365	1,550,819
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		5,114	4,477,409
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	2,903,558
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		472	471,823
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(a)		1,347	1,416,489
Series G 4.25%, 08/14/2028(a)		5,820	5,488,260
Kallpa Generacion SA 4.125%, 08/16/2027(a)		1,067	1,035,990
Minejesa Capital BV 4.625%, 08/10/2030(a)		4,160	4,059,052
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		1,221	1,252,985
Niagara Energy SAC 5.75%, 10/03/2034(a)		1,563	1,531,740
NRG Energy, Inc. 7.00%, 03/15/2033(a)		1,192	1,291,672
Palomino Funding Trust I 7.23%, 05/17/2028(a)		2,549	2,682,964

			41,225,481

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		743	765,944

			41,991,425

Total Corporates - Investment Grade (cost $436,467,560)			443,886,345

abfunds.com	AB HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 6.3%
Industrial – 5.6%
Basic – 2.0%
Aris Mining Corp. 8.00%, 10/31/2029(a)	U.S.$	1,157	$1,161,209
Braskem Idesa SAPI 7.45%, 11/15/2029(a)(j)		6,736	5,321,440
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		4,671	4,368,786
4.50%, 01/31/2030(a)		3,773	3,274,021
8.00%, 10/15/2034(a)		559	557,366
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		3,245	3,194,313
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,920,719
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(a)		1,682	1,724,050
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	8,272,824
9.375%, 03/01/2029(a)		859	913,729
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,398	1,434,698
JSW Steel Ltd. 3.95%, 04/05/2027(a)		813	779,210
5.05%, 04/05/2032(a)		2,171	1,968,066
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(a)		833	837,923
Sasol Financing USA LLC 5.50%, 03/18/2031		1,785	1,536,774
8.75%, 05/03/2029(a)		5,777	5,958,042
Stillwater Mining Co. 4.00%, 11/16/2026(a)		3,148	2,961,072
4.50%, 11/16/2029(a)		1,878	1,535,265
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		1,707	1,545,368
4.625%, 06/16/2030(a)		2,376	2,030,743
Vedanta Resources Finance II PLC 10.875%, 09/17/2029(a)		3,000	3,083,184
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		2,483	2,268,221

			64,647,023

Capital Goods – 0.2%
Cemex SAB de CV 5.125%, 06/08/2026(a)(m)		4,107	3,986,295
9.125%, 03/14/2028(a)(m)		473	503,892
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	503,330

30 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Usiminas International SARL 5.875%, 07/18/2026(a)	U.S.$	1,676	$1,656,910

			6,650,427

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,869	1,710,135
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		443	405,482

			2,115,617

Communications - Telecommunications – 0.3%
CT Trust 5.125%, 02/03/2032(a)		1,688	1,529,750
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(c)(e)(g)		690	9,623
HTA Group Ltd./Mauritius 7.50%, 06/04/2029(a)		1,500	1,524,150
Millicom International Cellular SA 7.375%, 04/02/2032(a)		931	949,061
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,480,846
Turk Telekomunikasyon AS 7.375%, 05/20/2029(a)		1,509	1,534,834

			8,028,264

Consumer Cyclical - Automotive – 0.0%
Ford Otomotiv Sanayi AS 7.125%, 04/25/2029(a)		724	733,050

Consumer Cyclical - Other – 1.1%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	744	804,228
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	5,747,013
5.625%, 07/17/2027(a)		3,599	3,489,905
5.75%, 07/21/2028(a)		3,277	3,134,647
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	8,163,373
5.25%, 06/18/2025(a)		437	434,542
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,342,181
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		671	669,323
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,162,726
5.50%, 01/15/2026(a)		5,020	4,961,768
5.50%, 10/01/2027(a)		1,100	1,063,563
5.625%, 08/26/2028(a)		2,442	2,344,442

			34,317,711

abfunds.com	AB HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(a)	U.S.$	3,073	$2,527,542
3.75%, 10/30/2027(a)		1,675	1,580,363
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(c)(d)(e)(f)	ZAR	230	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(c)(d)(e)(f)(g)	U.S.$	5,622	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(c)(d)(e)(f)(g)		3,942	– 0	–

			4,107,905

Consumer Non-Cyclical – 0.6%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(c)(e)(g)		2,174	629,466
BRF SA 4.875%, 01/24/2030(a)		1,952	1,820,240
MARB BondCo PLC 3.95%, 01/29/2031(a)		5,583	4,818,129
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,205	2,064,326
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		1,018	940,378
4.95%, 01/17/2028(a)		1,237	1,204,529
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	1,768	1,909,218
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,182,772
5.125%, 05/09/2029(j)		2,251	2,191,213
7.875%, 09/15/2029		2,840	3,066,182
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(c)(e)(f)(g)(n)		13,579	1,358
10.875%, 01/13/2020(c)(d)(e)(f)(g)		2,500	250
11.75%, 02/09/2025(c)(e)(f)(g)(n)		13,518	1,352

			20,829,413

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,026	2,032,727
Azure Power Energy Ltd. 3.575%, 08/19/2026(a)		1,701	1,609,235
Canacol Energy Ltd. 5.75%, 11/24/2028(a)		2,107	1,093,006
Cosan Luxembourg SA 5.50%, 09/20/2029(a)		2,027	1,954,798
Ecopetrol SA 4.625%, 11/02/2031		2,197	1,810,328

32 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.625%, 01/19/2029	U.S.$	6,145	$6,495,880
Geopark Ltd. 5.50%, 01/17/2027(a)		985	928,057
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		3,100	2,852,000
Greenko Solar Mauritius Ltd. 5.55%, 01/29/2025(a)(j)		348	346,737
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		4,218	4,200,242
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		2,742	2,707,306
6.50%, 06/30/2027(a)		3,495	3,305,378
Medco Maple Tree Pte Ltd. 8.96%, 04/27/2029(a)		1,686	1,772,408
MV24 Capital BV 6.75%, 06/01/2034(a)		2,502	2,433,858
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	578,951
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		1,325	1,201,934

			35,322,845

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		623	623,716

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		666	646,020

Transportation - Services – 0.1%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	544,260
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		1,545	1,564,112

			2,108,372

			180,130,363

Utility – 0.6%
Electric – 0.5%
AES Andes SA 6.35%, 10/07/2079(a)		1,521	1,507,372
8.15%, 06/10/2055(a)		1,654	1,688,818
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(a)		1,269	1,329,674
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,505	1,552,031

abfunds.com	AB HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Diamond II Ltd. 7.95%, 07/28/2026(a)	U.S.$	2,614	$2,646,484
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,457,458
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,274,051
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,520	1,498,629
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		2,310	2,307,967

			16,262,484

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		613	608,811
9.00%, 01/20/2031(a)		1,375	1,460,452

			2,069,263

			18,331,747

Financial Institutions – 0.1%
Banking – 0.1%
Akbank TAS 7.50%, 01/20/2030(a)		1,051	1,068,751
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,515,245
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(a)		1,500	1,631,250

			4,215,246

Total Emerging Markets - Corporate Bonds (cost $236,692,244)			202,677,356

BANK LOANS – 3.5%
Industrial – 3.1%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.115% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(o)		5,140	4,273,408

Communications - Media – 0.4%
Advantage Sales & Marketing, Inc. 9.12% (CME Term SOFR 3 Month + 4.25%), 10/28/2027(o)		2,995	2,939,417
DIRECTV Financing, LLC 10.10% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(o)		2,298	2,232,583
Gray Television, Inc. 7.96% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(o)		8,260	7,749,450

			12,921,450

34 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 8.685% (CME Term SOFR 1 Month + 4.00%), 01/30/2031(o)	U.S.$	6,893	$6,925,052
Lumen Technologies, Inc. 04/15/2029(p)		1,340	1,215,380
Zacapa SARL 8.60% (CME Term SOFR 3 Month + 4.00%), 03/22/2029(o)		7,514	7,515,521

			15,655,953

Consumer Non-Cyclical – 0.9%
Agiliti Health, Inc. 05/01/2030(c)(p)		4,719	4,648,215
Gainwell Acquisition Corp. 8.70% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(o)		6,709	6,433,572
Neptune Bidco US, Inc. 9.76% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(o)		7,737	7,137,717
PetSmart LLC 8.535% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(o)		5,648	5,610,419
US Radiology Specialists, Inc. 9.35% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(o)		4,631	4,646,572

			28,476,495

Energy – 0.2%
GIP II Blue Holding LP 8.595% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(o)		6,773	6,786,518

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.16% (CME Term SOFR 3 Month + 6.25%), 10/20/2028(d)(o)		4,992	559,759
Dealer Tire Financial LLC 8.185% (CME Term SOFR 1 Month + 3.50%), 07/02/2031(o)		1,571	1,570,569

			2,130,328

Technology – 0.6%
Ascend Learning LLC 10.535% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(o)		2,940	2,886,110

abfunds.com	AB HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Boxer Parent Co., Inc. 8.335% (CME Term SOFR 3 Month + 3.75%), 07/30/2031(o)	U.S.$	8,451	$8,422,056
FINThrive Software Intermediate Holdings, Inc. 11.55% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(o)		2,810	1,166,150
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(c)(e)(f)(n)(o)		5,905	44,284
Polaris Newco, LLC 06/02/2028(p)		4,664	4,628,554
Veritas US, Inc. 9.80% (CME Term SOFR 1 Month + 5.00%), 09/01/2025(o)		3,487	3,316,490

			20,463,644

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 6.66% (CME Term SOFR 3 Month + 2.00%), 10/01/2031(o)		2,420	2,412,933
Delta Air Lines, Inc. 8.37% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(o)		755	768,821
JetBlue Airways Corp. 10.27% (CME Term SOFR 6 Month + 5.50%), 08/27/2029(o)		4,946	4,911,378

			8,093,132

			98,800,928

Financial Institutions – 0.4%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.01% (CME Term SOFR 6 Month + 4.50%), 12/11/2028(c)(o)		875	875,250

Insurance – 0.4%
Asurion LLC 9.035% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(o)		6,137	6,098,197
Truist Insurance Holdings 9.35% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(o)		5,540	5,607,865

			11,706,062

			12,581,312

Total Bank Loans (cost $123,799,399)			111,382,240

36 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.0%
Risk Share Floating Rate – 2.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA1 Series 2015-DNA1, Class B 14.17% (CME Term SOFR + 9.31%), 10/25/2027(h)	U.S.$	895	$927,214
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA2 Series 2015-DNA2, Class B 12.52% (CME Term SOFR + 7.66%), 12/25/2027(h)		12,655	13,113,845
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA3 Series 2015-DNA3, Class B 14.32% (CME Term SOFR + 9.46%), 04/25/2028(h)		7,428	7,961,512
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQA1 Series 2015-HQA1, Class B 13.77% (CME Term SOFR + 8.91%), 03/25/2028(h)		12,375	12,870,361
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQA2 Series 2015-HQA2, Class B 15.47% (CME Term SOFR + 10.61%), 05/25/2028(h)		6,931	7,241,152
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQ2 Series 2015-HQ2, Class B 12.92% (CME Term SOFR + 8.06%), 05/25/2025(h)		282	291,944
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA4 Series 2016-DNA4, Class B 13.57% (CME Term SOFR + 8.71%), 03/25/2029(h)		1,800	1,966,863

abfunds.com	AB HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 16.72% (CME Term SOFR + 11.86%), 08/25/2028(h)	U.S.$	3,989	$4,459,406
Series 2016-C02, Class 1B 17.22% (CME Term SOFR + 12.36%), 09/25/2028(h)		2,869	3,265,471
Series 2016-C03, Class 2B 17.72% (CME Term SOFR + 12.86%), 10/25/2028(h)		3,929	4,517,507
Series 2016-C04, Class 1B 15.22% (CME Term SOFR + 10.36%), 01/25/2029(h)		3,333	3,794,426
Series 2016-C05, Class 2B 15.72% (CME Term SOFR + 10.86%), 01/25/2029(h)		4,989	5,669,235
Series 2016-C06, Class 1B 14.22% (CME Term SOFR + 9.36%), 04/25/2029(h)		8,421	9,410,816
Series 2016-C07, Class 2B 14.47% (CME Term SOFR + 9.61%), 05/25/2029(h)		4,009	4,554,210
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.47% (CME Term SOFR + 5.61%), 10/25/2025(a)(h)		1,866	1,915,926
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.22% (CME Term SOFR + 5.36%), 11/25/2025(a)(h)		1,241	1,286,025
Series 2015-WF1, Class 2M2 10.47% (CME Term SOFR + 5.61%), 11/25/2025(a)(h)		596	621,444

			83,867,357

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 01/25/2047		819	430,235
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,855	939,445
Series 2006-24CB, Class A16 5.75%, 08/25/2036		355	179,615

38 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-26CB, Class A6 6.25%, 09/25/2036	U.S.$	187	$91,008
Series 2006-26CB, Class A8 6.25%, 09/25/2036		707	343,911
Series 2006-HY12, Class A5 4.46%, 08/25/2036		1,643	1,510,246
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		605	409,656
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		575	300,700
Series 2007-15CB, Class A19 5.75%, 07/25/2037		346	196,730
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		328	243,525
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.30%, 05/25/2047		286	254,397
Series 2007-4, Class 22A1 4.43%, 06/25/2047		1,198	1,074,785
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		472	165,521
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.99%, 09/25/2047		309	279,186
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.71%, 03/25/2037		191	158,263
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		506	449,305
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.64%, 06/25/2036		225	173,680
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.42%, 09/25/2035		1,137	774,916
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		654	540,078
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		493	220,211
Series 2007-A1, Class A8 6.00%, 03/25/2037		857	259,643
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		213	110,718

abfunds.com	AB HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.21%, 10/25/2036	U.S.$	1,547	$422,301
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.66%, 12/28/2037		952	833,959

			10,362,034

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 5.45% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(h)		2,051	696,155
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.45% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(h)		306	105,282
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 5.10% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(h)		900	208,652
Lehman Mortgage Trust Series 2007-1, Class 3A1 5.10% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(h)		2,853	385,394
Series 2007-1, Class 3A2 2.40% (7.14% - CME Term SOFR 1 Month), 02/25/2037(h)(q)		2,853	208,879
Lehman XS Trust Series 2007-16N, Class 2A2 6.55% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(h)		318	283,315
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 5.17% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(h)		323	236,176
Series 2007-2, Class 1A3 5.51% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(h)		174	153,785

			2,277,638

Total Collateralized Mortgage Obligations (cost $97,958,633)			96,507,029

40 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 2.7%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)	U.S.$	6,204	$5,672,782
9.125%, 11/26/2049(a)		286	238,696
9.50%, 11/12/2025(a)		5,861	5,945,047

			11,856,525

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(i)		1,619	1,085,838
4.125%, 07/09/2035(i)(j)		781	431,474

			1,517,312

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	436,700
6.75%, 09/20/2029(a)		1,973	2,017,393
7.00%, 10/12/2028(a)		1,673	1,738,874

			4,192,967

Cote D’Ivoire – 0.4%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	7,815	7,419,554
5.75%, 12/31/2032(a)(i)	U.S.$	1,267	1,199,052
6.375%, 03/03/2028(a)		3,087	3,065,792
6.625%, 03/22/2048(a)	EUR	732	641,216

			12,325,614

Dominican Republic – 0.6%
Dominican Republic Central Bank Notes 10.50%, 01/17/2025(a)	DOP	455,000	7,527,022
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	12,746	13,172,991

			20,700,013

Ecuador – 0.1%
Ecuador Government International Bond 5.50%, 07/31/2035(a)(i)		5,449	3,007,686

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)		3,699	3,063,253
8.70%, 03/01/2049(a)		612	489,600
8.875%, 05/29/2050(a)		4,471	3,627,098

			7,179,951

El Salvador – 0.1%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		750	721,875

abfunds.com	AB HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.625%, 02/28/2029(a)	U.S.$	3,002	$2,949,465

			3,671,340

Guatemala – 0.0%
Guatemala Government Bond 6.05%, 08/06/2031(a)		1,520	1,510,880

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		8,820	7,954,538
6.50%, 11/28/2027(a)		2,200	2,074,875
7.14%, 02/23/2030(a)		5,188	4,678,927
7.70%, 02/23/2038(a)		671	544,139

			15,252,479

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	1,709	1,720,123
6.25%, 05/23/2033(a)	U.S.$	395	325,658
6.75%, 03/13/2048(a)		3,641	2,562,354

			4,608,135

Ukraine – 0.1%
Ukraine Government International Bond
Zero Coupon, 02/01/2030(a)(i)		112	53,425
Zero Coupon, 02/01/2034(a)(i)		417	152,913
Zero Coupon, 02/01/2035(a)(i)		353	171,003
Zero Coupon, 02/01/2036(a)(i)		294	141,768
1.75%, 02/01/2029(a)(i)		702	420,187
1.75%, 02/01/2034(a)(i)		599	280,690
1.75%, 02/01/2035(a)(i)		306	139,927
1.75%, 02/01/2036(a)(i)		437	196,619

			1,556,532

Total Emerging Markets - Sovereigns (cost $87,777,138)			87,379,434

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)		3,785	3,859,527

Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.00%, 09/30/2029(a)		3,020	2,710,450
5.95%, 01/08/2034(a)		3,223	3,262,280
6.44%, 01/26/2036(a)		1,317	1,369,680

			7,342,410

Mexico – 0.5%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		2,528	2,130,472

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.69%, 05/15/2029(a)	U.S.$	5,319	$5,039,752
4.75%, 02/23/2027(a)		434	426,288
Petroleos Mexicanos 6.49%, 01/23/2027		1,276	1,257,996
6.50%, 01/23/2029		1,644	1,543,042
7.69%, 01/23/2050		2,298	1,785,316
8.75%, 06/02/2029		4,483	4,529,720

			16,712,586

South Africa – 0.3%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		3,957	3,950,827
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		4,870	4,959,791

			8,910,618

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	198,023

Turkey – 0.1%
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		1,389	1,448,044
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a)(j)		612	645,660

			2,093,704

Total Quasi-Sovereigns (cost $38,679,198)			39,116,868

GOVERNMENTS - TREASURIES – 1.0%
United States – 1.0%
U.S. Treasury Bonds 6.125%, 11/15/2027(r)		9,763	10,299,859
U.S. Treasury Notes 2.375%, 05/15/2029		5,542	5,135,195
3.125%, 11/15/2028(s)		12,054	11,586,715
4.00%, 02/29/2028		4,978	4,955,643

Total Governments - Treasuries (cost $33,603,296)			31,977,412

COLLATERALIZED LOAN OBLIGATIONS – 0.8%
CLO - Floating Rate – 0.8%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.91% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a)(h)		11,494	11,509,909

abfunds.com	AB HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.14% (CME Term SOFR 3 Month + 6.48%), 04/15/2034(a)(h)	U.S.$	2,000	$2,004,692
Bristol Park CLO Ltd. Series 2016-1A, Class DR 7.87% (CME Term SOFR 3 Month + 3.21%), 04/15/2029(a)(h)		5,000	5,020,280
LCM 28 Ltd. Series 28A, Class D 7.83% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a)(h)		500	493,143
OCP CLO Ltd. Series 2021-21A, Class E 11.16% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(a)(h)		2,250	2,254,174
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.74% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a)(h)		3,793	3,800,659

Total Collateralized Loan Obligations (cost $24,984,289)			25,082,857

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,466,232
7.625%, 03/01/2040		1,250	1,508,396
State of Illinois Series 2010 7.35%, 07/01/2035		3,237	3,513,387
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(g)		7,240	6,549,602

Total Local Governments - US Municipal Bonds (cost $12,969,365)			13,037,617

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g) (cost $16,738,982)		58,568,586	11,812,319

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.0%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	1,923	$1,946,076

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		1,416	1,486,800
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,462,239

			2,949,039

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(a)		4,980	4,684,686
6.375%, 01/30/2034(a)		1,114	1,111,911

			5,796,597

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		558	544,608

Total Governments - Sovereign Bonds (cost $11,339,788)			11,236,320

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.435%, 10/15/2045(a)		225	12,660
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.15%, 08/10/2044(a)		7,937	6,140,013
Series 2013-GC13, Class D 3.87%, 07/10/2046(a)		1,500	944,554
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(a)		1,891	1,738,597
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,713	271,281

Total Commercial Mortgage-Backed Securities (cost $13,079,439)			9,107,105

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Floating Rate – 0.2%
Pagaya AI Debt Series 2024-S1, Class ABC 7.24%, 09/15/2031(a)(c)		7,109	7,224,290

abfunds.com	AB HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

Pagaya AI Debt Trust Series 2022-6, Class A4 24.50%, 05/15/2030(a)(c)	U.S.$	169	$175,762

			7,400,052

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT Zero Coupon, 08/15/2044(g)		3	1,876
Series 2019-36, Class PT 4.86%, 10/17/2044(g)		10	10,083

			11,959

Total Asset-Backed Securities (cost $7,291,923)			7,412,011

		Shares
PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Trading Companies & Distributors – 0.2%
WESCO International, Inc. Series A 10.625% (cost $5,716,711)		211,900	5,509,400

COMMON STOCKS – 0.2%
Financial Institutions – 0.1%
Other Finance – 0.1%
Curo Group Holdings LLC(c)(e)(f)		610,655	2,848,550

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(c)(e)(f)		4,045	1,164,960

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(c)(f)		161,762	113,234
K201640219 South Africa Ltd. – Class A(c)(e)(f)		64,873,855	65
K201640219 South Africa Ltd. – Class B(c)(e)(f)		10,275,684	10

			113,309

Diversified Consumer Services – 0.0%
AG Tracker(c)(e)(f)		297,893	– 0	–
Paysafe Ltd.(f)		46,899	996,135

			996,135

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c)(e)(f)		14	– 0	–

			1,109,444

46 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(c)(e)(f)		508,189	$190,571

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(c)(e)(f)		5,004,988	5
CHC Group LLC(c)(e)(f)		104,383	21

			26

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(f)		135	904
SandRidge Energy, Inc.		1,446	16,036

			16,940

			16,966

Total Common Stocks (cost $69,748,750)			5,330,491

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c)(f) (cost $0)		45,881	56,204

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(t)(u)(v) (cost $82,120,850)		82,120,850	82,120,850

		Principal Amount (000)
Time Deposits – 0.8%
BBH, New York 2.60%, 11/01/2024	CAD	3,865	2,775,587
3.24%, 11/01/2024	NOK	6,237	566,950
6.19%, 11/01/2024	ZAR	116	6,559
Citibank, London 2.09%, 11/01/2024	EUR	980	1,065,456
JPMorgan Chase, New York 4.18%, 11/01/2024	U.S.$	20,158	20,158,127

abfunds.com	AB HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Royal Bank of Canada, London 3.92%, 11/01/2024	GBP	23	$29,231

Total Time Deposits (cost $24,601,910)			24,601,910

Total Short-Term Investments (cost $106,722,760)			106,722,760

Total Investments – 100.6% (cost $3,419,683,572)			3,233,808,972
Other assets less liabilities – (0.6)%			(19,179,508)

Net Assets – 100.0%			$3,214,629,464

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,984	December 2024	$212,753,000	$(4,493,141)
U.S. Ultra Bond (CBT) Futures	142	December 2024	17,838,750	(1,111,953)

Sold Contracts
U.S. Long Bond (CBT) Futures	175	December 2024	20,644,532	1,116,992
U.S. T-Note 10 Yr (CBT) Futures	1,083	December 2024	119,637,656	4,011,039

				$(477,063)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	11,922	USD	15,786	11/08/2024	$414,078
Bank of America NA	USD	6,942	GBP	5,242	11/08/2024	(182,078)
Bank of America NA	DOP	330,629	USD	5,432	01/17/2025	(8,316)
Citibank NA	GBP	1,631	USD	2,132	11/08/2024	29,371
Deutsche Bank AG	EUR	3,259	USD	3,531	12/20/2024	(21,597)
Morgan Stanley Capital Services LLC	COP	52,080,005	USD	12,408	11/08/2024	645,385
Morgan Stanley Capital Services LLC	USD	11,823	COP	52,080,005	11/08/2024	(60,337)
Morgan Stanley Capital Services LLC	COP	52,080,005	USD	11,720	01/16/2025	66,251
NatWest Markets PLC	EUR	126,904	USD	137,165	12/20/2024	(1,156,425)

						$(273,668)

48 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2029*	1.00%	Quarterly	0.42%	USD	22,481	$(634,389)	$(587,168)	$(47,221)
Saudi Government International Bond, 4.00%, 04/17/2025, 12/20/2029*	1.00	Quarterly	0.62	USD	16,230	(303,618)	(265,720)	(37,898)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.36	USD	86,530	6,441,081	6,048,892	392,189
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	25.07	USD	1,300	(582,725)	(173,790)	(408,935)
iTraxx-XOVER Series 42, 5 Year Index, 12/20/2029*	5.00	Quarterly	3.14	EUR	14,870	1,392,751	1,315,179	77,572

						$6,313,100	$6,337,393	$(24,293)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at October 31, 2024
Barclays Capital, Inc.†	USD	738	(1.50	%)*	—	$736,996
Barclays Capital, Inc.†	USD	501	0.25		—	501,382
Barclays Capital, Inc.†	USD	294	1.75		—	295,819
Barclays Capital, Inc.†	USD	1,733	3.00		—	1,745,012
Barclays Capital, Inc.†	USD	2,985	3.50		—	3,006,558
Barclays Capital, Inc.†	USD	3,877	4.50		—	3,895,934
Barclays Capital, Inc.†	USD	2,007	4.50		—	2,025,583
Clear Street LLC†	USD	220	(1.50	)*	—	219,863
Clear Street LLC†	USD	187	(1.50	)*	—	187,210
Clear Street LLC†	USD	688	1.00		—	693,589
Clear Street LLC†	USD	927	1.00		—	927,366
Clear Street LLC†	USD	2,280	1.75		—	2,292,011
Clear Street LLC†	USD	2,274	4.25		—	2,281,717
Clear Street LLC	USD	516	4.25		11/01/2024	517,591
Jefferies LLC†	USD	583	(3.50	)*	—	582,831
Jefferies LLC†	USD	6,611	(2.50	)*	—	6,607,031
Jefferies LLC†	USD	547	3.50		—	557,509

abfunds.com	AB HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at October 31, 2024
Jefferies LLC†	USD	322	3.75%	—	$322,516
Jefferies LLC†	USD	581	4.35	—	586,678
Jefferies LLC†	USD	350	4.50	—	351,270
Nomura UK†	USD	5,145	2.50	—	5,145,715
Nomura UK†	USD	626	2.50	—	625,687
Standard Chartered Bank†	USD	794	4.50	—	796,978
Standard Chartered Bank†	USD	413	4.50	—	414,537

					$35,317,383

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on October 31, 2024.

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$23,743,882	$	– 0	–	$	– 0	–	$	– 0	–	$23,743,882
Corporates – Investment Grade	3,665,373		517,591			– 0	–		– 0	–	4,182,964
Emerging Markets – Corporate Bonds	6,418,491		– 0	–		– 0	–		– 0	–	6,418,491
Emerging Markets – Sovereigns	414,537		– 0	–		– 0	–		– 0	–	414,537
Quasi-Sovereigns	557,509		– 0	–		– 0	–		– 0	–	557,509

Total	$34,799,792		$517,591		$	– 0	–	$	– 0	–	$35,317,383

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2024, the aggregate market value of these securities amounted to $2,458,748,244 or 76.49% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at October 31, 2024.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Defaulted matured security.

(e)	Fair valued by the Adviser.

(f)	Non-income producing security.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.59% of net assets as of October 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	02/04/2013 - 11/12/2019	$1,862,799	$629,466	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT Zero Coupon, 08/15/2044	06/27/2019	2,651	1,876	0.00%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 4.86%, 10/17/2044	09/04/2019	$10,436		$10,083		0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	75,240		9,623		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	16,738,982		11,812,319		0.37%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	12,955,187		– 0	–	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	10/19/2012 - 01/27/2014	8,490,973		1,358		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550		250		0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	07/26/2012 - 02/05/2014	11,304,293		1,352		0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000		6,549,602		0.20%

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2024.

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2024.

(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(k)	Convertible security.

(l)	Escrow Shares.

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(n)	Defaulted.

(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at October 31, 2024.

(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(q)	Inverse interest only security.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(t)	The rate shown represents the 7-day yield as of period end.

abfunds.com	AB HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(v)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

COP – Colombian Peso

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,337,562,722)	$3,151,688,122
Affiliated issuers (cost $82,120,850)	82,120,850
Cash	41,982
Cash collateral due from broker	818
Foreign currencies, at value (cost $2,867,958)	167,658
Unaffiliated interest receivable	50,191,109
Receivable for investment securities sold	10,782,601
Receivable for capital stock sold	2,089,691
Unrealized appreciation on forward currency exchange contracts	1,155,085
Affiliated dividends receivable	183,088
Receivable due from Adviser	7,568
Receivable for variation margin on futures	110

Total assets	3,298,428,682

Liabilities
Payable for reverse repurchase agreements	35,317,383
Payable for investment securities purchased	29,122,480
Payable for capital stock redeemed	8,616,555
Payable for capital gains taxes	2,590,567
Dividends payable	1,679,399
Unrealized depreciation on forward currency exchange contracts	1,428,753
Payable for unsettled reverse repurchase agreements	1,410,605
Advisory fee payable	1,334,074
Cash collateral due to broker	610,000
Payable for variation margin on centrally cleared swaps	311,168
Distribution fee payable	305,266
Transfer Agent fee payable	101,972
Administrative fee payable	49,397
Accrued expenses	921,599

Total liabilities	83,799,218

Net Assets	$3,214,629,464

Composition of Net Assets
Capital stock, at par	$458,331
Additional paid-in capital	4,195,929,043
Accumulated loss	(981,757,910)

$3,214,629,464

See notes to financial statements.

abfunds.com	AB HIGH INCOME FUND | 53

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$861,583,804	123,039,324	$7.00	*

C	$142,635,101	20,128,865	$7.09

Advisor	$2,034,535,113	290,107,834	$7.01

I	$43,393,045	6,181,323	$7.02

Z	$132,482,401	18,873,989	$7.02

*	The maximum offering price per share for Class A shares was $7.31 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Interest	$249,237,050
Dividends
Unaffiliated issuers	3,260,388
Affiliated issuers	1,537,193	$254,034,631

Expenses
Advisory fee (see Note B)	15,359,262
Distribution fee—Class A	2,132,582
Distribution fee—Class C	1,551,232
Distribution fee—Class R	47,380
Distribution fee—Class K	5,340
Transfer agency—Class A	675,541
Transfer agency—Class C	122,996
Transfer agency—Advisor Class	1,520,192
Transfer agency—Class R	23,414
Transfer agency—Class K	4,272
Transfer agency—Class I	54,111
Transfer agency—Class Z	28,856
Printing	371,014
Custody and accounting	255,673
Audit and tax	189,948
Registration fees	171,392
Administrative	97,866
Legal	68,246
Directors’ fees	61,105
Miscellaneous	135,612

Total expenses before interest expense	22,876,034
Interest expense	1,212,528

Total expenses	24,088,562
Less: expenses waived and reimbursed by the Adviser (see Note B)	(47,987)

Net expenses		24,040,575

Net investment income		229,994,056

See notes to financial statements.

abfunds.com	AB HIGH INCOME FUND | 55

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$(65,504,223)
Forward currency exchange contracts	(1,654,676)
Futures	(264,611)
Written options	326,561
Swaps	16,913,633
Foreign currency transactions	(4,262,570)
Net change in unrealized appreciation (depreciation) on:
Investments(b)	297,623,617
Forward currency exchange contracts	(1,013,371)
Futures	7,424,014
Written options	(167,936)
Swaps	1,240,919
Foreign currency denominated assets and liabilities	642,857

Net gain on investment and foreign currency transactions	251,304,214

Net Increase in Net Assets from Operations	$481,298,270

(a)	Net of foreign realized capital gains taxes of $681,693.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $47,787.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024		Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$229,994,056		$220,219,275
Net realized loss on investment and foreign currency transactions	(54,445,886)		(196,666,382)
Net change in unrealized appreciation on investments and foreign currency denominated assets and liabilities	305,750,100		221,149,206
Contributions from Affiliates (see Note B)	– 0	–	43,795

Net increase in net assets from operations	481,298,270		244,745,894
Distributions to Shareholders
Class A	(61,961,552)		(60,992,538)
Class C	(9,975,261)		(11,910,730)
Advisor Class	(144,132,663)		(135,100,836)
Class R	(656,131)		(1,299,539)
Class K	(154,886)		(377,633)
Class I	(4,800,800)		(5,067,240)
Class Z	(9,831,637)		(9,512,312)
Return of Capital
Class A	– 0	–	(4,232,866)
Class C	– 0	–	(826,602)
Advisor Class	– 0	–	(9,375,963)
Class R	– 0	–	(90,188)
Class K	– 0	–	(26,208)
Class I	– 0	–	(351,665)
Class Z	– 0	–	(660,152)
Capital Stock Transactions
Net increase (decrease)	108,453,772		(205,504,306)

Total increase (decrease)	358,239,112		(200,582,884)
Net Assets
Beginning of period	2,856,390,352		3,056,973,236

End of period	$3,214,629,464		$2,856,390,352

See notes to financial statements.

abfunds.com	AB HIGH INCOME FUND | 57

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

NOTE A

Significant Accounting Policies

AB High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024 Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

abfunds.com	AB HIGH INCOME FUND | 59

NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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NOTES TO FINANCIAL STATEMENTS (continued)

which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more

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NOTES TO FINANCIAL STATEMENTS (continued)

widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$2,017,169,234		$8,405,970	#	$2,025,575,204
Corporates – Investment Grade		– 0	–	443,886,345		– 0	–	443,886,345
Emerging Markets – Corporate Bonds		– 0	–	202,035,307		642,049	#	202,677,356
Bank Loans		– 0	–	105,814,491		5,567,749		111,382,240
Collateralized Mortgage Obligations		– 0	–	96,507,029		– 0	–	96,507,029
Emerging Markets – Sovereigns		– 0	–	87,379,434		– 0	–	87,379,434
Quasi-Sovereigns		– 0	–	39,116,868		– 0	–	39,116,868
Governments – Treasuries		– 0	–	31,977,412		– 0	–	31,977,412
Collateralized Loan Obligations		– 0	–	25,082,857		– 0	–	25,082,857
Local Governments – US Municipal Bonds		– 0	–	13,037,617		– 0	–	13,037,617
Inflation-Linked Securities		– 0	–	11,812,319		– 0	–	11,812,319
Governments – Sovereign Bonds		– 0	–	11,236,320		– 0	–	11,236,320
Commercial Mortgage-Backed Securities		– 0	–	9,107,105		– 0	–	9,107,105
Asset-Backed Securities		– 0	–	11,959		7,400,052		7,412,011
Preferred Stocks		5,509,400		– 0	–	– 0	–	5,509,400
Common Stocks		1,013,075		– 0	–	4,317,416	#	5,330,491
Rights		– 0	–	– 0	–	56,204		56,204
Short-Term Investments:
Investment Companies		82,120,850		– 0	–	– 0	–	82,120,850
Time Deposits		24,601,910		– 0	–	– 0	–	24,601,910

Total Investments in Securities		113,245,235		3,094,174,297		26,389,440		3,233,808,972
Other Financial Instruments*:
Assets
Futures		5,128,031		– 0	–	– 0	–	5,128,031	†
Forward Currency Exchange Contracts		– 0	–	1,155,085		– 0	–	1,155,085
Centrally Cleared Credit Default Swaps		– 0	–	7,833,832		– 0	–	7,833,832	†

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Liabilities
Futures	$(5,605,094)		$	– 0	–	$	– 0	–	$(5,605,094	)†
Forward Currency Exchange Contracts	– 0	–		(1,428,753)			– 0	–	(1,428,753)
Centrally Cleared Credit Default Swaps	– 0	–		(1,520,732)			– 0	–	(1,520,732	)†

Total	$112,768,172			$3,100,213,729			$26,389,440		$3,239,371,341

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment

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income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $97,866.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $660,257 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $38,661 from the sale of Class A shares and received $531 and $5,049 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $47,987.

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A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$78,576	$803,420	$799,875	$82,121	$1,537

During the year ended October 31, 2023, the Adviser reimbursed the Fund $43,795 for trading losses incurred due to an expense accrual error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,247,159, $1,374,327 and $1,442,209 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,635,550,172		$1,536,375,098
U.S. government securities	– 0	–	11,604,395

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$3,421,826,818

Gross unrealized appreciation	$76,149,883
Gross unrealized depreciation	(264,111,333)

Net unrealized depreciation	$(187,961,450)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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During the year ended October 31, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended October 31, 2024, the Fund held futures for hedging and non-hedging purposes.

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•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of a written option by the Fund could

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result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the year ended October 31, 2024, the Fund held purchased options for hedging purposes.

During the year ended October 31, 2024, the Fund held written options for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of

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the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is

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the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by

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the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended October 31, 2024, the Fund held credit default swaps for hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the year ended October 31, 2024, the Fund held total return swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the year ended October 31, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$5,128,031	*	Payable for variation margin on futures	$5,605,094	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,155,085		Unrealized depreciation on forward currency exchange contracts	1,428,753

Credit contracts	Receivable for variation margin on centrally cleared swaps	469,761	*	Payable for variation margin on centrally cleared swaps	494,054	*

Total		$6,752,877			$7,527,901

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$(264,611)	$7,424,014

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(1,654,676)	(1,013,371)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	16,913,633	1,240,919

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation (depreciation) on investments	$(563,359)	$(434,291)

Equity contracts	Net realized gain/(loss) on written options; Net change in unrealized appreciation (depreciation) on written options	326,561	(167,936)

Total		$14,757,548	$7,049,335

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2024:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$40,398,940	(a)
Average notional amount of sale contracts	$108,932,462
Credit Default Swaps:
Average notional amount of sale contracts	$60,590,042	(b)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$11,953,404
Average principal amount of sale contracts	$163,363,785
Futures:
Average notional amount of buy contracts	$255,916,866
Average notional amount of sale contracts	$143,132,602	(b)
Total Return Swaps:
Average notional amount	$28,359,142	(c)
Written Options:
Average notional amount	$53,730,000	(d)
Purchased Options:
Average notional amount	$56,970,000	(d)

(a)	Positions were open for two months during the reporting period.

(b)	Positions were open for nine months during the reporting period.

(c)	Positions were open for four months during the reporting period.

(d)	Positions were open for less than one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under

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ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$414,078	$(190,394)		$	– 0	–	$	– 0	–	$223,684
Citibank NA	29,371	– 0	–		– 0	–		– 0	–	29,371
Morgan Stanley Capital Services LLC	711,636	(60,337)			(610,000)			– 0	–	41,299

Total	$1,155,085	$(250,731)			$(610,000)		$	– 0	–	$294,354	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$190,394	$(190,394)		$	– 0	–	$	– 0	–	$	– 0	–
Deutsche Bank AG	21,597	– 0	–		– 0	–		– 0	–		21,597
Morgan Stanley Capital Services LLC	60,337	(60,337)			– 0	–		– 0	–		– 0	–
NatWest Markets PLC	1,156,425	– 0	–		– 0	–		– 0	–		1,156,425

Total	$1,428,753	$(250,731)		$	– 0	–	$	– 0	–		$1,178,022	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct

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investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the year ended October 31, 2024, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the year ended October 31, 2024, the average amount of reverse repurchase agreements outstanding was $34,245,055 and the daily weighted average interest rate was 2.46%. At October 31, 2024, the Fund had reverse repurchase agreements outstanding in the amount of $35,317,383 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of October 31, 2024:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$12,207,284	$(12,207,284)	$	– 0	–
Clear Street LLC	7,119,347	(7,119,347)		– 0	–
Jefferies LLC	9,007,835	(9,007,835)		– 0	–
Nomura UK	5,771,402	(5,552,840)		218,562
Standard Chartered Bank	1,211,515	(1,211,515)		– 0	–

	$35,317,383	$(35,098,821)		$218,562

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	12,851,520	12,458,971	$88,119,297	$82,394,648

Shares issued in reinvestment of dividends	5,315,276	5,881,608	36,713,012	38,845,296

Shares converted from Class C	4,616,939	4,394,554	31,701,492	28,944,816

Shares redeemed	(23,209,316)	(31,972,273)	(159,531,794)	(210,896,689)

Net decrease	(425,581)	(9,237,140)	$(2,997,993)	$(60,711,929)

Class C
Shares sold	2,820,522	2,166,738	$19,655,182	$14,482,876

Shares issued in reinvestment of dividends	720,362	979,489	5,033,336	6,548,705

Shares converted to Class A	(4,563,313)	(4,342,602)	(31,701,492)	(28,944,816)

Shares redeemed	(3,486,627)	(4,849,930)	(24,315,514)	(32,400,097)

Net decrease	(4,509,056)	(6,046,305)	$(31,328,488)	$(40,313,332)

Advisor Class
Shares sold	90,110,622	98,904,270	$619,380,920	$656,464,588

Shares issued in reinvestment of dividends	11,748,546	11,956,423	81,289,328	79,079,235

Shares redeemed	(75,254,373)	(119,438,185)	(517,899,733)	(787,957,627)

Net increase (decrease)	26,604,795	(8,577,492)	$182,770,515	$(52,413,804)

Class R
Shares sold	346,889	460,012	$2,377,196	$3,044,770

Shares issued in reinvestment of dividends	88,590	209,620	607,347	1,384,983

Shares redeemed	(3,002,426)	(1,244,857)	(20,644,797)	(8,230,010)

Net decrease	(2,566,947)	(575,225)	$(17,660,254)	$(3,800,257)

Class K
Shares sold	137,246	241,851	$941,798	$1,600,397

Shares issued in reinvestment of dividends	21,224	60,908	145,391	402,649

Shares redeemed	(841,642)	(518,534)	(5,764,885)	(3,443,015)

Net decrease	(683,172)	(215,775)	$(4,677,696)	$(1,439,969)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class I
Shares sold	2,175,748	1,831,650	$15,054,722	$12,122,854

Shares issued in reinvestment of dividends	661,455	790,933	4,573,217	5,236,818

Shares redeemed	(6,684,270)	(3,093,462)	(46,267,697)	(20,457,067)

Net decrease	(3,847,067)	(470,879)	$(26,639,758)	$(3,097,395)

Class Z
Shares sold	12,021,662	18,765,251	$81,975,128	$124,164,250

Shares issued in reinvestment of dividends	1,298,394	1,425,384	8,990,771	9,436,408

Shares redeemed	(11,889,071)	(26,773,451)	(81,978,453)	(177,328,278)

Net increase (decrease)	1,430,985	(6,582,816)	$8,987,446	$(43,727,620)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the

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NOTES TO FINANCIAL STATEMENTS (continued)

possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk— Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon

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reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$231,512,930		$224,260,828

Total taxable distributions paid	$231,512,930		$224,260,828
Return of Capital	– 0	–	15,563,644

Total distributions paid	$231,512,930		$239,824,472

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,723,150
Accumulated capital and other losses	(747,342,497	)(a)
Unrealized appreciation (depreciation)	(215,907,339	)(b)

Total accumulated earnings (deficit)	$(961,526,686	)(c)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $747,342,497.

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NOTES TO FINANCIAL STATEMENTS (continued)

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of hyperinflationary currency contracts, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $152,771,345 and a net long-term capital loss carryforward of $594,571,152, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to prior year true-up resulted in a net decrease in accumulated loss and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15,

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NOTES TO FINANCIAL STATEMENTS (continued)

2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.45	$ 6.44	$ 7.98	$ 7.53	$ 8.19

Income From Investment Operations

Net investment income(a)(b)	.50	.47	.41	.40	.41

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.55	.05	(1.48)	.53	(.59)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.05	.52	(1.07)	.93	(.18)

Less: Dividends and Distributions

Dividends from net investment income	(.50)	(.48)	(.47)	(.44)	(.48)

Return of capital	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.50)	(.51)	(.47)	(.48)	(.48)

Net asset value, end of period	$ 7.00	$ 6.45	$ 6.44	$ 7.98	$ 7.53

Total Return

Total investment return based on net asset value(d)	16.67%	8.21%	(13.83)%	12.52	%^	(2.02	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$861,584	$795,930	$854,235	$1,157,302	$1,143,143

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.90%	.90%	.90%	.84%	.86%

Expenses, before waivers/ reimbursements(e)	.90%	.90%	.90%	.84%	.86%

Net investment income(b)	7.22%	7.11%	5.69%	4.95%	5.43%

Portfolio turnover rate	50%	34%	28%	48%	54%

See	footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.52	$ 6.51	$ 8.07	$ 7.62	$ 8.29

Income From Investment Operations

Net investment income(a)(b)	.44	.42	.35	.33	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.58	.05	(1.50)	.54	(.60)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.02	.47	(1.15)	.87	(.25)

Less: Dividends and Distributions

Dividends from net investment income	(.45)	(.43)	(.41)	(.38)	(.42)

Return of capital	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.45)	(.46)	(.41)	(.42)	(.42)

Net asset value, end of period	$ 7.09	$ 6.52	$ 6.51	$ 8.07	$ 7.62

Total Return

Total investment return based on net asset value(d)	15.93%	7.29	%^	(14.69)%	11.65	%^	(2.86	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$142,635	$160,725	$199,870	$324,644	$456,375

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.64%	1.64%	1.64%	1.58%	1.61%

Expenses, before waivers/ reimbursements(e)	1.64%	1.64%	1.64%	1.59%	1.61%

Net investment income(b)	6.38%	6.26%	4.81%	4.14%	4.56%

Portfolio turnover rate	50%	34%	28%	48%	54%

See	footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.46	$ 6.45	$ 7.99	$ 7.54	$ 8.20

Income From Investment Operations

Net investment income(a)(b)	.51	.49	.43	.42	.43

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.56	.05	(1.49)	.53	(.59)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.07	.54	(1.06)	.95	(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.52)	(.50)	(.48)	(.46)	(.50)

Return of capital	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.52)	(.53)	(.48)	(.50)	(.50)

Net asset value, end of period	$ 7.01	$ 6.46	$ 6.45	$ 7.99	$ 7.54

Total Return

Total investment return based on net asset value(d)	16.94%	8.46%	(13.70)%	12.92	%^	(1.77	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,034,535	$1,701,261	$1,754,072	$2,579,006	$3,077,869

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.65%	.64%	.64%	.59%	.61%

Expenses, before waivers/ reimbursements(e)	.65%	.65%	.65%	.59%	.61%

Net investment income(b)	7.45%	7.34%	5.90%	5.20%	5.57%

Portfolio turnover rate	50%	34%	28%	48%	54%

See	footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.46	$ 6.45	$ 8.00	$ 7.54	$ 8.20

Income From Investment Operations

Net investment income(a)(b)	.52	.48	.43	.42	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.56	.06	(1.50)	.54	(.58)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.08	.54	(1.07)	.96	(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.52)	(.50)	(.48)	(.46)	(.50)

Return of capital	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.52)	(.53)	(.48)	(.50)	(.50)

Net asset value, end of period	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Total Return

Total investment return based on net asset value(d)	17.08%	8.42%	(13.72)%	12.91	%^	(1.81	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,393	$64,806	$67,757	$90,893	$131,550

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.65%	.69%	.66%	.59%	.64%

Expenses, before waivers/ reimbursements(e)	.65%	.69%	.66%	.59%	.64%

Net investment income(b)	7.49%	7.30%	5.91%	5.21%	5.57%

Portfolio turnover rate	50%	34%	28%	48%	54%

See	footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.46	$ 6.45	$ 8.00	$ 7.54	$ 8.20

Income From Investment Operations

Net investment income(a)(b)	.52	.49	.43	.42	.43

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.56	.05	(1.49)	.55	(.59)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.08	.54	(1.06)	.97	(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.52)	(.50)	(.49)	(.47)	(.50)

Return of capital	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.52)	(.53)	(.49)	(.51)	(.50)

Net asset value, end of period	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Total Return

Total investment return based on net asset value(d)	17.16%	8.51%	(13.64)%	12.99	%^	(1.76	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132,482	$112,725	$155,009	$266,052	$307,946

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.59%	.59%	.57%	.53%	.59%

Expenses, before waivers/ reimbursements(e)	.59%	.59%	.57%	.53%	.59%

Net investment income(b)	7.53%	7.37%	5.96%	5.26%	5.66%

Portfolio turnover rate	50%	34%	28%	48%	54%

See	footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Year Ended October 31,
	2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.86%	.85%	.87%	.84%	.86%
Before waivers/reimbursements	.86%	.85%	.87%	.84%	.86%
Class C
Net of waivers/reimbursements	1.60%	1.60%	1.61%	1.58%	1.60%
Before waivers/reimbursements	1.61%	1.60%	1.61%	1.59%	1.60%
Advisor Class
Net of waivers/reimbursements	.61%	.60%	.62%	.59%	.60%
Before waivers/reimbursements	.61%	.61%	.63%	.59%	.60%
Class I
Net of waivers/reimbursements	.61%	.64%	.63%	.59%	.64%
Before waivers/reimbursements	.62%	.64%	.63%	.59%	.64%
Class Z
Net of waivers/reimbursements	.55%	.55%	.54%	.53%	.58%
Before waivers/reimbursements	.56%	.55%	.54%	.53%	.58%

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB High Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB High Income Fund, Inc. (the “Fund”), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 27, 2024

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2024.

For foreign shareholders, 59.05% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the

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Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

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NOTES

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NOTES

100 | AB HIGH INCOME FUND	abfunds.com

AB HIGH INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

HI-0151-1024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

AHIF

At a Special Meeting held on July 18, 2024, shareholders of AB High Income Fund, Inc. (the “Fund”), elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	312,389,247.372	5,280,299.658	47,126.020	N/A
Alexander Chaloff	313,509,590.753	4,159,956.277	N/A	N/A
R. Jay Gerken	312,631,926.920	5,037,620.110	47,126.020	N/A
Jeffrey R. Holland	313,074,044.906	4,595,502.124	N/A	N/A
Jeanette W. Loeb	301,754,601.283	15,914,945.747	N/A	N/A
Carol C. McMullen	313,539,230.239	4,130,316.791	N/A	N/A
Garry L. Moody	312,861,632.896	4,807,914.134	N/A	N/A
Emilie D. Wrapp	313,508,283.330	4,161,263.700	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 30, 2024